Emerging Markets External Debt Portfolio (Prospectus Summary): | Emerging Markets External Debt Portfolio
Emerging Markets External Debt Portfolio

Prospectus Supplement

September 6, 2012

Morgan Stanley Institutional Fund, Inc.

Supplement dated September 6, 2012 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated May 23, 2012 of:

Emerging Markets External Debt Portfolio

The stockholders of the Emerging Markets External Debt Portfolio (the "Portfolio") have approved a proposal to change the Portfolio's classification from a diversified fund to a non-diversified fund. Accordingly, effective immediately, the Prospectus is revised as follows:

The following is hereby added after the ninth paragraph in the section of the Prospectus entitled "Portfolio Summary—Principal Risks":

• Non-Diversified Risk. Because the Portfolio is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that instrument would cause the Portfolio's overall value to decline to a greater degree.

Please retain this supplement for future reference.